SCHEDULE OF LINE OF CREDIT RELATED PARTY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Total Line of credit - related party	$ 208,346	$ 237,903	$ 729,388
Total Long-term Line of credit - related party	208,346	237,903	729,388
May 20, 2020 [Member]
Line of Credit Facility [Line Items]
Total Line of credit - related party			414,000
Other [Member]
Line of Credit Facility [Line Items]
Total Line of credit - related party	$ 208,346	237,903	315,388
September Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Total Line of credit - related party		$ 0	$ 0